Commitments	12 Months Ended
Jun. 30, 2025
Commitments
Commitments

34. Commitments:

At June 30, 2025, the Company had various purchase commitments in the normal course of operations. Below is a summary of the future minimum payments for contractual obligations that are not recognized as liabilities at June 30, 2025.

	Total	Less than one year	1 to 2 years	3 to 5 years	More than 5 years
Purchase obligations	$10,279	$10,279	$-	$-	$-